Discontinued Operations (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Net cash inflow on disposal of discontinued operations (Note 28)			$ 10,381
Net cash used in discontinued investing activities			(8,093)
Discontinued operations
Disclosure Of Discontinued Operations [Line Items]
Net identifiable assets disposed	$ 0	$ 0	15,304
Transfer from shareholders equity - currency translation differences	0	0	3,993
Loss from discontinued operations	0	0	(8,916)
Net cash inflow on disposal of discontinued operations (Note 28)	0	0	10,381
Less: Cash and cash equivalents in subsidiaries disposed	0	0	(8,593)
Net cash provided by investing activities	0	0	500
Net cash used in discontinued investing activities	$ 0	$ 0	$ (8,093)